Subsequent events (Details Narrative) - USD ($)					1 Months Ended
	Jul. 22, 2026	Jul. 15, 2026	Jul. 06, 2026	Mar. 31, 2026	Jul. 31, 2026	Nov. 30, 2023
Subsequent Event [Line Items]
Sale of stock, amount						$ 500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Legal contingencies					$ 130,000
Notes Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount				$ 3,000,000.0
Maturity date				Jul. 01, 2026
Proceeds from notes				$ 2,700,000
Repayment of notes				700,000
Repayment of unsecured indebtedness				400,000
Notes Agreement [Member] | Subsequent Event [Member] | Purchaser [Member]
Subsequent Event [Line Items]
Principal amount				1,000,000.0
Purchase price				900,000
Purchase Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Sale of stock, amount				50,000,000.0
Payment of fee				$ 500,000
Note Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Note purchase description	The Company subsequently entered into three amendments to the Note Purchase Agreement on July 6, July 15, and July 22, 2026, which collectively, (a) extended the Maturity Date from July 1, 2026 to July 29, 2026. The Maturity Date is subject to further automatic extension to August 15, 2026, if the Company consummates a financing resulting in gross cash proceeds in excess of $5,000,000 on or before July 29, 2026; (b) increased the aggregate principal amount of the Notes by $150,000, from $3,000,000 to $3,150,000, allocated pro-rata between the Purchasers; and (c) added a reverse split covenant requiring the Company to call a shareholder meeting to seek approval for a reverse stock split within 30 days following a Trigger Event, which is defined as (i) the closing price of the Company’s Common Stock being less than $0.30 per share for ten consecutive Trading Days or (ii) receipt of a formal non-compliance or early-warning notice from NYSE American regarding its share price, and to continue seeking such approval at least every 60 days until obtained. Except as expressly amended, the Note Purchase Agreement and the Notes remain in full force and effect.	The Company subsequently entered into three amendments to the Note Purchase Agreement on July 6, July 15, and July 22, 2026, which collectively, (a) extended the Maturity Date from July 1, 2026 to July 29, 2026. The Maturity Date is subject to further automatic extension to August 15, 2026, if the Company consummates a financing resulting in gross cash proceeds in excess of $5,000,000 on or before July 29, 2026; (b) increased the aggregate principal amount of the Notes by $150,000, from $3,000,000 to $3,150,000, allocated pro-rata between the Purchasers; and (c) added a reverse split covenant requiring the Company to call a shareholder meeting to seek approval for a reverse stock split within 30 days following a Trigger Event, which is defined as (i) the closing price of the Company’s Common Stock being less than $0.30 per share for ten consecutive Trading Days or (ii) receipt of a formal non-compliance or early-warning notice from NYSE American regarding its share price, and to continue seeking such approval at least every 60 days until obtained. Except as expressly amended, the Note Purchase Agreement and the Notes remain in full force and effect.	The Company subsequently entered into three amendments to the Note Purchase Agreement on July 6, July 15, and July 22, 2026, which collectively, (a) extended the Maturity Date from July 1, 2026 to July 29, 2026. The Maturity Date is subject to further automatic extension to August 15, 2026, if the Company consummates a financing resulting in gross cash proceeds in excess of $5,000,000 on or before July 29, 2026; (b) increased the aggregate principal amount of the Notes by $150,000, from $3,000,000 to $3,150,000, allocated pro-rata between the Purchasers; and (c) added a reverse split covenant requiring the Company to call a shareholder meeting to seek approval for a reverse stock split within 30 days following a Trigger Event, which is defined as (i) the closing price of the Company’s Common Stock being less than $0.30 per share for ten consecutive Trading Days or (ii) receipt of a formal non-compliance or early-warning notice from NYSE American regarding its share price, and to continue seeking such approval at least every 60 days until obtained. Except as expressly amended, the Note Purchase Agreement and the Notes remain in full force and effect.
Share Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Legal and structuring fee	$ 25,000
Aggregate market value	$ 500,000